Income Tax Expense - Schedule of Unrecognized Tax Benefits (Details) $ in Millions	9 Months Ended
Mar. 28, 2025 USD ($)
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	$ 47
Gross increases related to current year tax positions	10
Gross decrease related to prior year tax positions	(1)
Gross increase related to transfer from Western Digital Corporation	78
Gross decrease related to settlement	(7)
Unrecognized tax benefit, ending balance	$ 127